Submission	Aug. 19, 2025
Submission [Line Items]
Central Index Key	0000788611
Registrant Name	NextTrip, Inc.
Registration File Number	333-288212
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A